SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
SUBSEQUENT EVENTS
16. SUBSEQUENT EVENTS

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855, and has reported the following:

On October 12, 2020, the Company issued a total of 5,391,726 shares of its common stock in the conversion of $50,000 convertible note principal, $4,352 accrued interest and $500 of conversion fees.

On October 22, 2020, the Company closed the second tranche of its note payable to Eagle (see Note 6) subsequent to the Company filing the required Form S-1 registration statement..  The second tranche was for $271,739, with proceeds to the Company of $250,000 after the original issue discount.

The Securities Purchase Agreement and Convertible Note payable to Eagle have been amended pursuant to an Amendment to the Agreement and the Note (the “Amendment”) effective November 16, 2020, to reduce the principal amount of the Note to $543,478, the aggregate principal balance after the two completed tranches under the Note that have taken place: Consequently, there is no unfunded balance under the Note.

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855, and has reported the following:

On August 13, 2020, the Board of Directors and the holder of the majority of the voting power of the Company’s outstanding shares approved an increase in the total number of authorized shares to 770,000,000, of which 750,000,000 were designated as common shares and 20,000,000 shares were designated as preferred shares.

On August 25, 2020, the Board of Directors of the Company approved the designation of Series B(2) preferred shares, $0.001 par value per share.Each Series B(2) preferred share is convertible into 100 shares of common stock of the Company.The Series B(2) preferred shares have the right to vote, together with holders of the common stock, on an “as converted basis” on any matter that the Company’s shareholders may be entitled to vote on.

Subsequent to June 30, 2020, the Company issued a total of 13,342,435 shares of its common stock in the conversion of $164,000 convertible note principal, $8,866 accrued interest and $2,000 of conversion fees.